UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2019

Date of reporting period:	January 1, 2019 — December 31, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust

Putnam VT Mortgage Securities Fund

Annual report

12 | 31 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

February 12, 2020

Dear Shareholder:

Global financial markets overcame a number of uncertainties in 2019. Both stock and bond markets experienced bouts of volatility, but performance recovered despite macroeconomic headwinds and risks. Stock markets worldwide delivered solid returns for the calendar year, with all three major U.S. equity indexes reaching record highs in December. The year was also beneficial for bond investors, as global fixed-income markets posted strong returns, thanks in part to policy easing from central banks.

Although no one can predict the direction of the markets in the months ahead, Putnam’s experienced investment professionals actively seek to position their fund portfolios for all types of conditions. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors through changing markets. In all environments, we believe investors should remain focused on time-tested approaches, such as maintaining a well-diversified portfolio, thinking about long-term goals, and speaking regularly with a financial advisor.

Thank you for investing with Putnam.

Performance summary (as of 12/31/19)

Investment objective

As high a level of current income as Putnam Investment Management, LLC, (Putnam Management) believes is consistent with preservation of capital

Net asset value December 31, 2019

Class IA: $10.18	Class IB: $10.16

Total return at net asset value
				Bloomberg
				Barclays
				Government
				Bond-
				Bloomberg
			Bloomberg	Barclays U.S.
(as of	Class IA	Class IB	Barclays U.S.	MBS Linked
12/31/19)	shares*	shares*	MBS Index	Benchmark†
1 year	13.36%	13.20%	6.35%	6.35%
5 years	15.24	13.86	13.59	11.62
Annualized	2.88	2.63	2.58	2.22
10 years	38.51	35.20	36.42	33.87
Annualized	3.31	3.06	3.15	2.96
Life	164.16	151.91	157.26	143.20
Annualized	5.00	4.75	4.86	4.56

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 2000.

† The Bloomberg Barclays Government Bond-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays Government Bond Index from inception date of the fund, February 1, 2000, through April 29, 2018, and performance of the Bloomberg Barclays U.S. MBS Index from April 30, 2018 through the current period.

The Bloomberg Barclays U.S. MBS Index is an unmanaged index of agency mortgage-backed pass-through securities (both fixed rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

The Bloomberg Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Mortgage Securities Fund 1

Report from your fund’s managers

How was the investment environment for the 12-month reporting period ended December 31, 2019?

U.S. mortgage credit securities performed well, supported by an increasingly dovish Federal Reserve [Fed]. However, the market trajectory was not smooth. Trade talks between the United States and China contributed to bouts of heightened volatility, as investors digested news of progress and setbacks in negotiations. Signs of a slowing global economy also weighed on risk assets.

To support economic growth, the Fed reduced rates in July, September, and October. At its December 2019 policy meeting, Chair Jerome Powell noted that “our outlook remains a favorable one, despite global developments and ongoing risks.” Powell added that the Fed expects to leave rates unchanged in 2020 as long as market conditions remained broadly consistent with the central bank’s outlook. Against this backdrop, the yield on the benchmark 10-year U.S. Treasury bond declined from 2.69% to 1.92% during the 12-month reporting period, contributing to rising bond prices.

How did Putnam VT Mortgage Securities Fund perform in this environment?

For the 12-month period, the fund’s IA shares returned 13.36%, outperforming the benchmark Bloomberg Barclays U.S. MBS Index, which returned 6.35%.

Which strategies and holdings helped fund performance?

Within commercial-backed mortgage-backed securities [CMBS], the fund’s exposure to the CMBX BBB-rated Series 6 [2012 issuance] was a significant contributor for the year. CMBX is an index that references a basket of CMBS issued in a particular year. Spreads tightened meaningfully throughout the year as the market became more confident that bleak retail and shopping mall scenarios might not materialize as soon as previously anticipated. [Yield spreads are the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries.]

Exposure to agency credit risk transfer securities was also beneficial. The sector benefited from risk-on sentiment, positive housing fundamentals, and ratings upgrades. Within prepayment risk, our allocation to inverse interest-only securities was positive, as these securities have coupons that move inversely with the direction of interest rates. This proved beneficial in the falling-rate environment. Finally, our relatively long-duration position versus the benchmark for much of 2019 was a contributor, as interest rates fell meaningfully across the curve.

Which strategies detracted from relative performance?

A slightly short position in the mortgage basis detracted, particularly during the months of May and December, when mortgage spreads tightened. Mortgage basis is a strategy that seeks to exploit the yield differential between current-coupon, 30-year agency pass-throughs, and 30-year U.S. Treasuries.

How did you use derivatives during the period?

We utilized credit default swaps in an effort to hedge credit and market risks, and gain exposure to specific sectors.

What is your market outlook for 2020?

The minutes of the Fed’s December 2019 meeting confirmed that the Fed is determinedly on hold, with a high bar to move rates in either direction. There was some concern that the Fed might have done a bit too much easing in 2019. The markets are pricing in one cut later in 2020, which we believe is reasonable given the balance of risks. While the labor market is healthy — consumption spending was solid during the holiday season and the service sector is buoyant — we believe corporate investment is likely to remain weak.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage- and asset-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s exposure to privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political and other developments affecting the housing or real estate markets. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Default risk is generally higher for non-qualified mortgages. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography (such as a region of the United States), industry, or sector, such as the housing or real estate markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets. You can lose money by investing in the fund.

2 Putnam VT Mortgage Securities Fund

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Mortgage Securities Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay onetime transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/19 to 12/31/19. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios
	Class IA	Class IB
Net expenses for the fiscal year ended
12/31/18*†	0.50%	0.75%
Total annual operating expenses for the fiscal
year ended 12/31/18†	0.73%	0.98%
Annualized expense ratio for the six-month
period ended 12/31/19‡	0.50%	0.75%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/20.

†Restated to reflect current fees.

‡For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000
Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/19		ended 12/31/19
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$2.59	$3.89	$2.55	$3.82
Ending value
(after
expenses)	$1,056.00	$1,056.10	$1,022.68	$1,021.42

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/19. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Mortgage Securities Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust
and Shareholders of Putnam VT Mortgage Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Mortgage Securities Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2020

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Mortgage Securities Fund 5

The fund’s portfolio 12/31/19

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (65.9%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (26.0%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$31,363	$36,048
6.00%, with due dates from 4/15/28 to 11/20/38	85,196	96,366
5.50%, 4/20/38	123,485	138,251
5.00%, with due dates from 6/20/49 to 8/20/49	83,406	91,691
4.70%, 8/20/67	103,762	114,917
4.50%, TBA, 1/1/50	2,000,000	2,091,250
4.50%, with due dates from 2/20/34 to 5/20/48	1,256,811	1,368,141
4.00%, TBA, 1/1/50	6,000,000	6,210,937
3.00%, TBA, 1/1/50	5,000,000	5,137,500
		15,285,101
U.S. Government Agency Mortgage Obligations (39.9%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	11,205	12,963
7.00%, with due dates from 11/1/26 to 4/1/32	67,301	76,446
5.50%, 12/1/33	14,523	16,185
4.50%, with due dates from 7/1/44 to 8/1/44	140,691	151,695
4.00%, with due dates from 12/1/44 to 9/1/45	792,304	844,540
3.00%, 5/1/31 [i]	103,075	106,393
Federal National Mortgage Association
Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	8,721	10,026
7.00%, with due dates from 12/1/28 to 12/1/35	317,900	364,039
6.50%, 9/1/36	7,265	8,468
6.00%, 1/1/38	93,789	108,079
5.50%, 1/1/38	374,736	417,664
5.00%, 2/1/39	9,558	10,582
4.50%, with due dates from 7/1/44 to 5/1/45	201,640	217,002
3.50%, 6/1/56	721,099	763,535
3.50%, with due dates from 5/1/45 to 1/1/47	1,951,723	2,057,333
Uniform Mortgage-Backed Securities
4.50%, TBA, 1/1/50	2,000,000	2,105,938
4.00%, TBA, 1/1/50	1,000,000	1,040,234
3.00%, TBA, 2/1/50	4,000,000	4,055,000
3.00%, TBA, 1/1/50	9,000,000	9,129,375
2.50%, TBA, 2/1/50	1,000,000	988,438
2.50%, TBA, 1/1/50	1,000,000	988,984
		23,472,919
Total U.S. government and agency mortgage
obligations (cost $38,686,838)		$38,758,020

U.S. TREASURY OBLIGATIONS (0.4%)*	Principal amount	Value
U.S. Treasury Notes 2.125%, 2/29/24 [i]	$240,000	$246,173
Total U.S. treasury obligations (cost $246,173)		$246,173

MORTGAGE-BACKED SECURITIES (66.2%)* Principal amount		Value

Agency collateralized mortgage obligations (36.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1
Month US LIBOR) + 25.79%), 18.793%, 4/15/37	$22,149	$35,456
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1
Month US LIBOR) + 23.80%), 17.418%, 11/15/35	30,950	48,199
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US
LIBOR) + 19.86%), 14.641%, 3/15/35	154,626	204,122
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1
Month US LIBOR) + 16.95%), 12.499%, 6/15/34	21,628	25,203

MORTGAGE-BACKED
SECURITIES (66.2%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1
Month US LIBOR) + 6.25%), 4.51%, 11/15/42	$265,421	$23,148
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	230,258	39,007
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	272,074	29,264
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1
Month US LIBOR) + 6.15%), 4.41%, 2/15/45	832,819	140,765
REMICs Ser. 4546, Class PI, IO, 4.00%, 12/15/45	490,648	67,753
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	272,997	36,028
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	376,941	60,001
REMICs Ser. 4425, IO, 4.00%, 1/15/45	358,328	52,979
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	538,412	79,060
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	343,156	71,716
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	789,605	79,625
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	424,262	39,282
REMICs Ser. 3996, Class IK, IO, 4.00%, 3/15/39	262,297	8,134
REMICs Ser. 4621, Class QI, IO, 3.50%, 10/15/46	720,408	96,268
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	307,542	44,341
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	462,340	50,034
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	171,006	6,272
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	226,691	16,534
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	388,997	38,657
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	342,500	31,483
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	809,793	64,184
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	840,156	64,348
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	520,965	39,510
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	278,736	18,898
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	366,487	20,460
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	427,010	381,303
REMICs Ser. 3391, PO, zero %, 4/15/37	5,318	4,695
REMICs Ser. 3300, PO, zero %, 2/15/37	2,303	2,026
REMICs Ser. 3326, Class WF, zero %, 10/15/35 W	1,163	955
Strips Ser. 315, PO, zero %, 9/15/43	830,037	709,731
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month
US LIBOR) + 39.90%), 29.148%, 7/25/36	17,109	30,166
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1
Month US LIBOR) + 24.57%), 17.996%, 3/25/36	30,012	48,816
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1
Month US LIBOR) + 24.20%), 17.629%, 6/25/37	34,039	52,188
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1
Month US LIBOR) + 23.10%), 16.828%, 11/25/35	28,718	38,322
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1
Month US LIBOR) + 23.28%), 16.713%, 2/25/38	125,888	163,453
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month
US LIBOR) + 20.25%), 14.874%, 8/25/35	22,459	29,774
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1
Month US LIBOR) + 20.12%), 14.567%, 12/25/35	34,638	46,405
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month
US LIBOR) + 17.39%), 12.735%, 11/25/34	10,716	12,372
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US
LIBOR) + 12.90%), 9.316%, 5/25/40	70,796	84,255
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	646,850	141,797
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	417,540	83,834
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	553,998	112,572
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40 1,211,085		215,962
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	868,507	130,959
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	656,996	121,597
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	730,286	122,117
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1
Month US LIBOR) + 6.60%), 4.808%, 10/25/41	81,915	11,942
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	1,145,620	202,812
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	964,208	190,330

6 Putnam VT Mortgage Securities Fund

MORTGAGE-BACKED
SECURITIES (66.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.25%), 4.458%, 7/25/48	$584,799	$111,381
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1
Month US LIBOR) + 6.25%), 4.458%, 6/25/48	1,659,635	280,714
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1
Month US LIBOR) + 6.25%), 4.458%, 3/25/48	863,122	149,148
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1
Month US LIBOR) + 6.15%), 4.358%, 1/25/48	1,659,096	263,286
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.15%), 4.358%, 11/25/46	2,538,134	456,560
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 4.308%, 11/25/46	1,789,347	320,719
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 4.308%, 11/25/46	2,681,994	419,196
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 4.308%, 8/25/46	1,213,578	198,584
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 4.258%, 10/25/49	1,191,931	209,963
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 4.258%, 8/25/49	1,237,242	218,064
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 4.258%, 3/25/46	2,018,024	342,703
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1
Month US LIBOR) + 6.00%), 4.208%, 11/25/49	102,219	25,760
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	847,710	115,500
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	691,370	96,950
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	234,789	25,005
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	431,467	37,645
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	2,002,730	277,799
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	578,306	66,299
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	183,331	16,199
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	524,015	83,331
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	766,719	95,697
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	288,074	25,136
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	637,696	55,001
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	270,324	23,486
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	160,478	6,792
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	266,904	13,595
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	381,716	18,820
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	346,339	25,779
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	209,473	6,758
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	334,374	10,776
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	192,621	5,947
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	425,173	32,652
Trust FRB Ser. 03-W8, Class 3F2, (1 Month US
LIBOR + 0.35%), 2.142%, 5/25/42	3,131	3,119
REMICs FRB Ser. 07-95, Class A3, (1 Month US
LIBOR + 0.25%), 1.958%, 8/27/36	1,868,618	1,798,795
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38 29,917		27,793
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	9,936	8,531
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	376,597	80,498
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	439,877	93,006
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	700,200	148,330
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	308,388	63,136
Ser. 14-76, IO, 5.00%, 5/20/44	386,933	80,116
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	283,012	45,093
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	167,233	34,350
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	125,486	26,460
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	185,925	38,319
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	585,456	121,365

MORTGAGE-BACKED
SECURITIES (66.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	$459,217	$93,602
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US
LIBOR) + 6.71%), 4.965%, 11/16/36	81,819	1,595
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US
LIBOR) + 6.70%), 4.935%, 12/20/43	308,645	61,754
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US
LIBOR) + 6.60%), 4.835%, 4/20/38	799,173	175,818
Ser. 18-1, IO, 4.50%, 1/20/48	744,195	107,266
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	153,143	16,449
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	442,865	83,295
Ser. 12-129, IO, 4.50%, 11/16/42	349,599	72,678
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	598,585	126,971
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	427,717	64,640
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	255,697	49,692
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	153,911	28,118
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	125,079	23,878
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	138,998	29,261
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	529,937	109,378
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 4.435%, 6/20/48	737,828	102,374
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 4.435%, 6/20/43	1,471,321	263,362
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 4.41%, 1/16/44	722,007	117,775
IFB Ser. 18-148, Class GS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 4.36%, 2/16/46	735,287	131,306
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 4.335%, 8/20/49	976,056	130,565
IFB Ser. 19-83, Class SL, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 4.335%, 7/20/49	1,771,714	217,248
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 4.285%, 10/20/49	1,035,184	267,854
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.00%), 4.235%, 10/20/49	406,774	104,052
Ser. 16-69, IO, 4.00%, 5/20/46	667,149	99,632
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	399,096	78,223
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	662,344	71,598
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	610,437	122,826
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	145,478	23,742
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	403,876	72,031
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,460,073	272,902
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	179,886	30,859
Ser. 14-104, IO, 4.00%, 3/20/42	421,422	62,792
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	164,785	8,957
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	202,386	10,869
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	173,460	5,968
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	604,867	87,489
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	450,952	22,638
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	544,035	70,333
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	345,396	42,878
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	497,822	67,576
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	231,019	31,818
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	123,176	16,884
Ser. 12-136, IO, 3.50%, 11/20/42	506,273	88,577
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,057,494	83,997
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	162,458	12,946
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	516,976	50,095
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	396,503	17,464
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	466,031	31,368
Ser. 16-H18, Class QI, IO, 3.107%, 6/20/66 W	1,289,751	141,415
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	637,552	26,357

Putnam VT Mortgage Securities Fund 7

MORTGAGE-BACKED
SECURITIES (66.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	$194,111	$10,268
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	432,313	37,914
Ser. 16-H24, Class KI, IO, 2.991%, 11/20/66 W	734,863	89,102
Ser. 17-H03, Class KI, IO, 2.898%, 1/20/67 W	1,498,166	187,412
Ser. 16-H13, Class IK, IO, 2.62%, 6/20/66 W	1,240,044	153,455
Ser. 16-H17, Class DI, IO, 2.585%, 7/20/66 W	1,297,229	122,178
Ser. 15-H22, Class GI, IO, 2.584%, 9/20/65 W	1,327,260	150,511
Ser. 16-H14, Class AI, IO, 2.542%, 6/20/66 W	877,389	84,286
Ser. 16-H03, Class AI, IO, 2.538%, 1/20/66 W	1,427,655	119,566
Ser. 15-H10, Class HI, IO, 2.523%, 4/20/65 W	2,185,551	176,593
Ser. 17-H04, Class BI, IO, 2.495%, 2/20/67 W	936,483	117,060
Ser. 16-H06, Class AI, IO, 2.486%, 2/20/66	750,057	62,543
Ser. 17-H08, Class GI, IO, 2.43%, 2/20/67 W	966,925	138,995
FRB Ser. 15-H16, Class XI, IO, 2.426%, 7/20/65 W	791,966	78,167
Ser. 15-H13, Class AI, IO, 2.407%, 6/20/65 W	1,224,765	107,167
Ser. 16-H04, Class HI, IO, 2.38%, 7/20/65 W	847,112	66,329
Ser. 17-H08, Class EI, IO, 2.376%, 2/20/67 W	1,256,414	146,058
Ser. 17-H20, Class AI, IO, 2.354%, 10/20/67 W	2,280,044	280,018
Ser. 16-H27, Class GI, IO, 2.289%, 12/20/66 W	1,505,761	189,365
Ser. 16-H07, Class PI, IO, 2.282%, 3/20/66 W	2,369,204	263,574
Ser. 17-H14, Class LI, IO, 2.277%, 6/20/67 W	777,785	88,473
Ser. 17-H06, Class MI, IO, 2.252%, 2/20/67 W	1,645,813	173,882
Ser. 16-H23, Class NI, IO, 2.247%, 10/20/66 W	1,844,540	193,861
Ser. 17-H14, Class JI, IO, 2.195%, 6/20/67 W	561,495	75,802
Ser. 16-H10, Class AI, IO, 2.193%, 4/20/66 W	1,264,710	81,230
Ser. 17-H08, Class NI, IO, 2.189%, 3/20/67 W	959,852	101,456
Ser. 16-H04, Class KI, IO, 2.148%, 2/20/66 W	1,556,414	105,058
Ser. 18-H05, Class ID, IO, 2.131%, 3/20/68 W	549,333	67,293
Ser. 16-H24, IO, 2.131%, 9/20/66 W	920,921	102,452
Ser. 15-H20, Class CI, IO, 2.118%, 8/20/65 W	1,378,836	133,540
Ser. 16-H11, Class HI, IO, 2.10%, 1/20/66 W	2,876,629	230,130
Ser. 18-H02, IO, 2.096%, 1/20/68 W	423,797	48,719
Ser. 16-H06, Class DI, IO, 2.079%, 7/20/65	1,331,785	95,368
Ser. 16-H06, Class HI, IO, 2.077%, 2/20/66	1,095,321	89,309
Ser. 18-H01, Class XI, IO, 2.061%, 1/20/68 W	1,207,992	173,649
Ser. 16-H24, Class JI, IO, 2.043%, 11/20/66 W	582,449	67,710
Ser. 15-H24, Class HI, IO, 2.037%, 9/20/65 W	1,138,641	75,599
Ser. 18-H02, Class IM, IO, 1.993%, 2/20/68 W	814,120	112,959
Ser. 17-H03, Class CI, IO, 1.993%, 12/20/66 W	697,900	79,386
Ser. 15-H23, Class TI, IO, 1.945%, 9/20/65 W	988,769	89,879
Ser. 17-H16, Class HI, IO, 1.944%, 8/20/67 W	850,171	75,453
Ser. 17-H09, IO, 1.861%, 4/20/67 W	898,272	81,375
Ser. 15-H22, Class AI, IO, 1.847%, 9/20/65 W	1,498,443	136,808
Ser. 15-H04, Class AI, IO, 1.842%, 12/20/64 W	1,067,812	81,421
Ser. 17-H25, Class CI, IO, 1.83%, 12/20/67 W	1,628,276	221,853
Ser. 17-H10, Class MI, IO, 1.815%, 4/20/67 W	1,060,772	93,772
Ser. 15-H25, Class BI, IO, 1.778%, 10/20/65 W	926,715	81,829
Ser. 17-H25, Class AI, IO, 1.76%, 12/20/67 W	512,750	57,043
Ser. 14-H25, Class BI, IO, 1.724%, 12/20/64 W	1,053,205	73,262
Ser. 14-H18, Class CI, IO, 1.629%, 9/20/64 W	953,977	68,634
Ser. 17-H06, Class EI, IO, 1.618%, 2/20/67 W	624,940	40,041
Ser. 16-H08, Class GI, IO, 1.462%, 4/20/66 W	884,156	43,586
Ser. 14-H21, Class AI, IO, 1.449%, 10/20/64 W	1,409,175	104,086
FRB Ser. 11-H07, Class FI, IO, 1.274%, 2/20/61 W	3,414,741	86,393
Ser. 17-H25, IO, 1.10%, 11/20/67 W	969,826	110,621
Ser. 10-151, Class KO, PO, zero %, 6/16/37	24,718	21,341
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,376	1,186
		21,249,455

MORTGAGE-BACKED
SECURITIES (66.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities (8.5%)
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.45%, 1/12/45 W	$71,000	$61,060
Citigroup Commercial Mortgage Trust 144A FRB
Ser. 14-GC21, Class D, 4.945%, 5/10/47 W	108,000	107,183
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.287%, 8/10/46 W	101,000	102,631
FRB Ser. 14-CR17, Class D, 4.85%, 5/10/47 W	228,000	232,097
FRB Ser. 14-CR17, Class E, 4.85%, 5/10/47 W	124,000	116,560
FRB Ser. 14-CR19, Class D, 4.747%, 8/10/47 W	133,000	132,433
FRB Ser. 13-CR6, Class D, 4.081%, 3/10/46 W	160,000	160,762
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1,
Class C, 4.272%, 4/15/50 W	101,000	105,575
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.334%, 8/10/44 W	167,000	173,753
Federal National Mortgage Association 144A
Multifamily Connecticut Avenue Securities Trust
FRB Ser. 19-01, Class M10, 5.042%, 10/15/49	215,000	224,003
Multifamily Connecticut Avenue Securities Trust
FRB Ser. 19-01, Class M7, 3.492%, 10/15/49	89,857	90,138
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.99%, 1/10/47 W	155,000	152,288
FRB Ser. 14-GC22, Class C, 4.691%, 6/10/47 W	85,000	88,891
GS Mortgage Securities Trust 144A FRB
Ser. 14-GC24, Class D, 4.532%, 9/10/47 W	329,000	276,928
JPMBB Commercial Mortgage Securities Trust FRB
Ser. 14-C18, Class C, 4.81%, 2/15/47 W	110,000	115,461
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.702%, 8/15/46 W	229,000	225,787
FRB Ser. 14-C23, Class D, 3.969%, 9/15/47 W	127,000	126,008
FRB Ser. 14-C25, Class D, 3.951%, 11/15/47 W	139,000	126,626
JPMorgan Chase Commercial Mortgage Securities
Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	178,152	164,556
FRB Ser. 13-LC11, Class D, 4.168%, 4/15/46 W	168,000	152,220
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 11-C3, Class D, 5.664%, 2/15/46 W	245,000	243,932
FRB Ser. 10-C2, Class D, 5.599%, 11/15/43 W	131,000	132,256
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4,
Class C, 5.324%, 12/12/49 W	128,147	102,124
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 14-C15, Class D, 4.909%, 4/15/47 W	180,000	188,764
FRB Ser. 13-C10, Class F, 4.081%, 7/15/46 W	141,000	120,019
Morgan Stanley Capital I Trust 144A FRB
Ser. 11-C3, Class E, 5.245%, 7/15/49 W	148,000	147,040
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.57%, 5/10/45 W	281,000	281,106
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	289,000	245,946
UBS-Barclays Commercial Mortgage Trust 144A FRB
Ser. 12-C4, Class D, 4.48%, 12/10/45 W	109,000	108,497
UBS-Citigroup Commercial Mortgage Trust 144A FRB
Ser. 11-C1, Class D, 6.05%, 1/10/45 W	181,000	187,307
WF-RBS Commercial Mortgage Trust 144A FRB
Ser. 12-C9, Class D, 4.811%, 11/15/45 W	290,000	291,683
		4,983,634

8 Putnam VT Mortgage Securities Fund

MORTGAGE-BACKED
SECURITIES (66.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) (21.6%)
American Home Mortgage Investment Trust FRB
Ser. 07-1, Class GA1C, (1 Month US LIBOR
+ 0.19%), 1.982%, 5/25/47	$550,206	$352,891
Arroyo Mortgage Trust 144A Ser. 18-1, Class A3,
4.157%, 4/25/48 W	99,281	100,399
Bayview Financial Mortgage Pass-Through Trust
Ser. 06-C, Class 1A3, 6.028%, 11/28/36	450,000	455,637
Bear Stearns Alt-A Trust FRB Ser. 05-8,
Class 21A1, 4.164%, 10/25/35 W	202,531	187,110
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR
+ 3.35%), 5.142%, 10/25/27 (Bermuda)	150,000	152,625
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR
+ 1.60%), 3.392%, 8/25/28 (Bermuda)	190,000	190,475
Carrington Mortgage Loan Trust FRB Ser. 06-NC2,
Class A4, (1 Month US LIBOR + 0.24%), 2.032%,
6/25/36	490,000	464,232
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 06-4A, Class A2, (1
Month US LIBOR + 0.18%), 1.972%, 11/25/47	271,264	234,331
Citigroup Mortgage Loan Trust FRB Ser. 07-AR5,
Class 1A1A, 4.443%, 4/25/37 W	323,556	321,755
Countrywide Alternative Loan Trust
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR
+ 0.18%), 1.945%, 2/20/47	286,488	225,884
FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR
+ 0.14%), 1.932%, 6/25/37	62,023	58,959
Countrywide Asset-Backed Certificates FRB
Ser. 07-10, Class 1A1, (1 Month US LIBOR
+ 0.18%), 1.972%, 6/25/47	384,070	376,230
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-HQA1, Class B, (1 Month US LIBOR
+ 8.80%), 10.592%, 3/25/28	247,825	302,683
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA3, Class M3, (1 Month US LIBOR
+ 5.00%), 6.792%, 12/25/28	362,000	393,782
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ3, Class M3, (1 Month US LIBOR
+ 4.75%), 6.542%, 10/25/24	233,842	247,048
Structured Agency Credit Risk Debt FRN
Ser. 14-DN4, Class M3, (1 Month US LIBOR
+ 4.55%), 6.342%, 10/25/24	149,166	160,086
Structured Agency Credit Risk Debt FRN
Ser. 15-HQ1, Class M3, (1 Month US LIBOR
+ 3.80%), 5.592%, 3/25/25	168,807	172,806
Structured Agency Credit Risk Debt FRN
Ser. 17-DNA2, Class M2, (1 Month US LIBOR
+ 3.45%), 5.242%, 10/25/29	250,000	266,336
Structured Agency Credit Risk Debt FRN
Ser. 18-DNA1, Class B1, (1 Month US LIBOR
+ 3.15%), 4.942%, 7/25/30	250,000	250,846
Seasoned Credit Risk Transfer Trust Ser. 19-3,
Class M, 4.75%, 10/25/58 W	50,000	49,689
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA2, Class M2, (1 Month US LIBOR
+ 2.65%), 4.442%, 12/25/29	250,000	255,965
Structured Agency Credit Risk Debt FRN
Ser. 18-HQA1, Class M2, (1 Month US LIBOR
+ 2.30%), 4.092%, 9/25/30	185,000	187,084

MORTGAGE-BACKED
SECURITIES (66.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 19-HQA1, Class B2, (1 Month US LIBOR
+ 12.25%), 14.042%, 2/25/49	$50,000	$66,328
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B2, (1 Month US LIBOR
+ 11.00%), 12.792%, 10/25/48	93,000	121,432
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class B2, (1 Month US LIBOR
+ 10.75%), 12.542%, 1/25/49	32,000	42,024
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B2, (1 Month US LIBOR
+ 10.50%), 12.292%, 3/25/49	62,000	80,381
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B2, (1 Month US LIBOR
+ 7.75%), 9.542%, 9/25/48	330,000	360,241
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA4, Class B2, (1 Month US LIBOR
+ 6.25%), 7.958%, 10/25/49	90,000	92,188
Structured Agency Credit Risk Trust FRB
Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR
+ 4.80%), 6.536%, 9/25/47	29,000	29,873
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class B1, (1 Month US LIBOR
+ 4.65%), 6.442%, 1/25/49	50,000	54,017
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B1, (1 Month US LIBOR
+ 4.35%), 6.142%, 3/25/49	60,000	64,287
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B1, (1 Month US LIBOR
+ 4.25%), 6.042%, 10/25/48	70,000	75,729
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class B1, (1 Month US LIBOR
+ 3.70%), 5.492%, 12/25/30	410,000	434,551
Structured Agency Credit Risk Debt FRN
Ser. 19-HQA3, Class B1, (1 Month US LIBOR
+ 3.00%), 4.792%, 9/25/49	220,000	222,904
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	69,000	71,206
Seasoned Credit Risk Transfer Trust FRB
Ser. 18-3, Class 3, 4.75%, 8/25/57 W	70,000	72,819
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 4.442%, 1/25/49	76,000	77,286
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 4.242%, 3/25/49	218,752	220,998
Structured Agency Credit Risk Trust FRB
Ser. 19-HQA1, Class M2, (1 Month US LIBOR
+ 2.35%), 4.142%, 2/25/49	197,000	198,965
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class M2, (1 Month US LIBOR
+ 2.15%), 3.942%, 12/25/30	45,000	45,439
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1B, (1 Month US LIBOR + 12.25%), 14.042%,
9/25/28	51,793	74,656
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1B, (1 Month US LIBOR + 11.75%), 13.542%,
10/25/28	155,525	220,818
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2B, (1 Month US LIBOR + 10.75%), 12.542%,
1/25/29	9,975	13,301

Putnam VT Mortgage Securities Fund 9

MORTGAGE-BACKED
SECURITIES (66.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%), 7.792%,
9/25/28	$114,445	$124,618
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%), 7.492%,
4/25/28	58,489	64,857
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2B1, (1 Month US LIBOR + 5.50%), 7.292%,
9/25/29	44,000	51,643
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1M2, (1 Month US LIBOR + 5.30%), 7.092%,
10/25/28	167,000	180,483
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 2B1, (1 Month US LIBOR + 4.45%), 6.242%,
5/25/30	39,000	42,536
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2B1, (1 Month US LIBOR + 4.45%), 6.242%,
2/25/30	60,000	65,222
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2M2, (1 Month US LIBOR + 4.45%), 6.242%,
1/25/29	155,835	164,563
Connecticut Avenue Securities FRB Ser. 16-C07,
Class 2M2, (1 Month US LIBOR + 4.35%), 6.142%,
5/25/29	16,775	17,638
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1B1, (1 Month US LIBOR + 4.25%), 6.042%,
1/25/31	90,000	98,102
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 1B1, (1 Month US LIBOR + 4.15%), 5.942%,
2/25/30	200,000	214,974
Connecticut Avenue Securities FRB Ser. 18-C06,
Class 2B1, (1 Month US LIBOR + 4.10%), 5.892%,
3/25/31	59,000	63,529
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 1B1, (1 Month US LIBOR + 4.00%), 5.792%,
5/25/30	220,000	237,792
Connecticut Avenue Securities FRB Ser. 17-C05,
Class 1B1, (1 Month US LIBOR + 3.60%), 5.392%,
1/25/30	418,000	441,134
Connecticut Avenue Securities FRB Ser. 18-C01,
Class 1B1, (1 Month US LIBOR + 3.55%), 5.342%,
7/25/30	379,000	400,482
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1M2, (1 Month US LIBOR + 3.55%), 5.342%,
7/25/29	196,000	207,182
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 1M2, (1 Month US LIBOR + 2.65%), 4.442%,
2/25/30	165,000	169,016
Connecticut Avenue Securities FRB Ser. 18-C04,
Class 2M2, (1 Month US LIBOR + 2.55%), 4.342%,
12/25/30	247,000	251,337
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1M2, (1 Month US LIBOR + 2.35%), 4.142%,
1/25/31	84,000	85,188
Connecticut Avenue Securities FRB Ser. 18-C01,
Class 1M2, (1 Month US LIBOR + 2.25%), 4.042%,
7/25/30	25,000	25,330
Connecticut Avenue Securities FRB Ser. 18-C02,
Class 2M2, (1 Month US LIBOR + 2.20%), 3.992%,
8/25/30	291,601	293,624
Connecticut Avenue Securities FRB Ser. 18-C03,
Class 1M2, (1 Month US LIBOR + 2.15%), 3.942%,
10/25/30	151,000	152,165

MORTGAGE-BACKED
SECURITIES (66.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R01, Class 2B1, (1 Month US LIBOR
+ 4.35%), 6.142%, 7/25/31	$47,000	$50,576
Connecticut Avenue Securities Trust FRB
Ser. 19-R02, Class 1M2, (1 Month US LIBOR
+ 2.30%), 4.092%, 8/25/31	42,000	42,287
JPMorgan Alternative Loan Trust FRB Ser. 06-A6,
Class 1A1, (1 Month US LIBOR + 0.16%), 1.952%,
11/25/36	124,493	121,395
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2,
Class A2, 4.25%, 1/25/59	100,000	99,750
Morgan Stanley ABS Capital I, Inc. Trust FRB
Ser. 04-HE9, Class M2, (1 Month US LIBOR
+ 0.93%), 2.722%, 11/25/34	49,763	49,596
Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-R4, Class 4B, (1 Month US LIBOR
+ 0.23%), 3.027%, 2/26/37	119,992	107,333
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A,
Class M2, (1 Month US LIBOR + 2.85%), 4.642%,
7/25/28 (Bermuda)	220,000	222,819
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR
+ 0.12%), 1.912%, 8/25/36	53,304	49,142
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.884%, 10/25/35 W	86,070	86,844
FRB Ser. 05-AR14, Class 1A2, 3.844%, 12/25/35 W	284,694	282,409
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR
+ 0.92%), 2.712%, 7/25/45	106,412	106,103
Wells Fargo Home Equity Asset-Backed Securities
Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR
+ 0.23%), 2.022%, 4/25/37	88,544	86,115
		12,702,080

Total mortgage-backed securities (cost $38,861,893)		$38,935,169

PURCHASED SWAP OPTIONS OUTSTANDING(2.8%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
2.785/3 month USD-
LIBOR-BBA/Jan-47	Jan-27/2.785	$1,166,600	$157,363
(2.785)/3 month USD-
LIBOR-BBA/Jan-47	Jan-27/2.785	1,166,600	58,423
2.3075/3 month USD-
LIBOR-BBA/Jun-52	Jun-22/2.3075	503,600	51,095
(2.3075)/3 month USD-
LIBOR-BBA/Jun-52	Jun-22/2.3075	503,600	29,999
Citibank, N.A.
(1.316)/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.316	7,210,300	26,173
(2.18775)/3 month USD-
LIBOR-BBA/Mar-25	Mar-20/2.18775	3,432,600	11,980
1.316/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.316	7,210,300	5,624
1.621/3 month USD-
LIBOR-BBA/Jan-30	Jan-20/1.621	4,413,000	44

10 Putnam VT Mortgage Securities Fund

PURCHASED SWAP OPTIONS OUTSTANDING(2.8%)* cont.
Counterparty Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Goldman Sachs International
(2.983)/3 month USD-
LIBOR-BBA/May-52	May-22/2.983	$1,045,200	$18,385
1.71875/3 month USD-
LIBOR-BBA/Jan-30	Jan-20/1.71875	3,424,400	1,541
Morgan Stanley & Co. International PLC
2.7725/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	3,267,200	259,122
2.764/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.764	3,267,200	257,063
3.00/3 month USD-
LIBOR-BBA/Feb-73	Feb-48/3.00	790,100	158,779
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	790,100	158,115
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	790,100	157,973
2.75/3 month USD-
LIBOR-BBA/May-73	May-48/2.75	790,100	132,539
(1.613)/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	68,327
1.613/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	25,946
(2.7725)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	3,267,200	12,579
(2.764)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.764	3,267,200	12,252
(2.904)/3 month USD-
LIBOR-BBA/May-51	May-21/2.904	447,900	4,954
1.598/3 month USD-
LIBOR-BBA/Jan-30	Jan-20/1.598	2,568,000	3
Toronto-Dominion Bank
(1.715)/3 month USD-
LIBOR-BBA/Jan-22 (Canada)	Jan-20/1.715	5,768,300	1,557
UBS AG
(1.5025)/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.5025	7,498,800	17,472
1.5025/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.5025	7,498,800	9,823
1.695/3 month USD-
LIBOR-BBA/Jan-30	Jan-20/1.695	3,424,400	1,952
Total purchased swap options outstanding (cost $1,406,246)			$1,639,083

PURCHASED OPTIONS
OUTSTANDING (0.2%)*	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value

JPMorgan Chase Bank N.A.
Government National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Jan-20/$103.41	$7,000,000	$7,000,000	$3,010
Uniform Mortgage-Backed
Securities 30 yr 3.00%
TBA commitments (Call)	Jan-20/101.34	29,000,000	29,000,000	49,764
Uniform Mortgage-Backed
Securities 30 yr 3.50%
TBA commitments (Call)	Jan-20/102.81	19,000,000	19,000,000	39,881
Uniform Mortgage-Backed
Securities 30 yr 4.00%
TBA commitments (Call)	Jan-20/103.91	5,000,000	5,000,000	8,500
Total purchased options outstanding (cost $154,688)				$101,155

ASSET-BACKED SECURITIES (2.2%)*	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR
+ 0.85%), 2.642%, 11/25/51	$199,333	$199,333
FRB Ser. 19-1, Class A, (1 Month US LIBOR
+ 0.80%), 2.592%, 6/25/52	152,000	152,000
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR
+ 0.75%), 2.53%, 10/24/20	134,000	134,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR
+ 0.70%), 2.48%, 9/24/20	275,000	275,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR
+ 0.70%), 2.48%, 6/24/20	275,000	275,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR
+ 0.70%), 2.48%, 2/24/20	136,000	136,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR
+ 0.65%), 2.442%, 8/25/52	143,000	143,000
Total asset-backed securities (cost $1,314,333)		$1,314,333

REPURCHASE AGREEMENTS (16.5%)*	Principal amount	Value

Interest in $209,450,000 joint tri-party
repurchase agreement dated 12/31/19 with HSBC
Bank USA, National Association due 1/2/20 —
maturity value of $9,717,848 for an effective
yield of 1.570% (collateralized by various
mortgage backed securities and a U.S. Treasury
note with coupon rates ranging from 3.000%
to 5.000% and due dates ranging from 5/15/20
to 11/20/48, valued at $213,657,682)	$9,717,000	$9,717,000
Total repurchase agreements (cost $9,717,000)		$9,717,000

SHORT-TERM INVESTMENTS (4.4%)*	Principal amount	Value

U.S. Treasury Bills 1.564%, 5/7/20 Δ §	$767,000	$762,909
U.S. Treasury Bills 1.573%, 5/21/20 Δ §	675,000	670,994
U.S. Treasury Bills 1.908%, 3/12/20 Δ §	450,000	448,685
U.S. Treasury Bills 1.618%, 4/16/20 # Δ §	242,000	240,929
U.S. Treasury Bills 1.555%, 6/11/20 Δ §	159,000	157,908
U.S. Treasury Bills 1.562%, 6/4/20 §	156,000	154,975
U.S. Treasury Bills 1.564%, 6/18/20 Δ	101,000	100,274
U.S. Treasury Bills 1.908%, 1/2/20	60,000	59,999
Total short-term investments (cost $2,596,198)		$2,596,673

Total investments (cost $92,983,369)		$93,307,606

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Putnam VT Mortgage Securities Fund 11

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2019 through December 31, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $58,786,841.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $26,879 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,236,808 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,135,367 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $54,071,431 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/19	contracts	amount	Value	date	(depreciation)
U.S. Treasury
Bond Ultra 30 yr
(Long)	2	$363,313	$363,313	Mar-20	$(12,255)
U.S. Treasury
Note 2 yr (Long)	8	1,724,000	1,724,000	Mar-20	(1,205)
U.S. Treasury
Note 5 yr (Short)	14	1,660,531	1,660,531	Mar-20	5,984
Unrealized appreciation					5,984
Unrealized (depreciation)					(13,460)
Total					$(7,476)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/19 (premiums $1,442,410)
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
Citibank, N.A.
(1.706)/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.706	$2,206,500	$132
1.999/3 month
USD-LIBOR-BBA/Mar-25	Mar-20/1.999	1,716,300	12,889

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/19
(premiums $1,442,410) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
Citibank, N.A. cont.
(1.865)/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	$721,000	$31,061
1.865/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	721,000	52,799
Goldman Sachs International
(1.81875)/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.81875	1,712,200	3,236
2.823/3 month
USD-LIBOR-BBA/May-27	May-22/2.823	4,180,800	17,434
Morgan Stanley & Co.
International PLC
(1.668)/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.668	1,284,000	1
2.7225/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	2,376,000	48
2.715/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.715	2,376,000	119
2.664/3 month
USD-LIBOR-BBA/May-26	May-21/2.664	1,791,800	3,834
1.868/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.868	1,712,000	4,194
(1.512)/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	17,652
3.01/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	20,974
2.97/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	21,714
1.512/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	61,508
(2.97)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	78,693
(3.01)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	80,716
(2.75)/3 month
USD-LIBOR-BBA/May-49	May-25/2.75	790,100	117,685
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-23/3.00	790,100	145,378
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-23/3.00	790,100	145,394
(3.00)/3 month
USD-LIBOR-BBA/Jan-49	Jan-24/3.00	790,100	145,979
(2.715)/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.715	2,376,000	181,408
(2.7225)/3 month
USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	2,376,000	183,166
Toronto-Dominion Bank
1.8055/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.8055	1,153,700	10,372
UBS AG
(1.80)/3 month
USD-LIBOR-BBA/Jan-30	Jan-20/1.80	1,712,200	3,459
(1.9875)/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	36,066
1.9875/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	51,405
Total			$1,427,316

12 Putnam VT Mortgage Securities Fund

WRITTEN OPTIONS OUTSTANDING at 12/31/19 (premiums $154,688)
	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Government National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Jan-20/$103.41	$7,000,000	$7,000,000	$25,424
Uniform Mortgage-
Backed Securities
30 yr 3.00% TBA
commitments (Put)	Jan-20/101.34	29,000,000	29,000,000	18,038

WRITTEN OPTIONS OUTSTANDING at 12/31/19 (premiums $154,688) cont.
	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Uniform Mortgage-
Backed Securities
30 yr 3.50% TBA
commitments (Put)	Jan-20/$102.81	$19,000,000	$19,000,000	$23,560
Uniform Mortgage-
Backed Securities
30 yr 4.00% TBA
commitments (Put)	Jan-20/103.91	5,000,000	5,000,000	1,860
Total				$68,882

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/19
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$4,806,000	$(44,335)	$19,945
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	4,197,400	(95,950)	5,247
2.027/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	1,058,800	(24,352)	720
(2.027)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	1,058,800	(24,352)	(11,297)
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	4,197,400	(472,139)	(19,056)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	4,806,000	(44,335)	(25,424)
(3.195)/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	1,981,700	529,234	27,427
3.195/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	1,981,700	64,857	(2,814)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	6,010
1.81/3 month USD-LIBOR-BBA/Jan-30 (Purchased)	Jan-20/1.81	2,574,500	(5,149)	669
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(16,526)
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	4,505,600	(60,375)	(17,617)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	4,505,600	(60,375)	(26,943)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	15,576
1.99/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/1.99	1,716,300	2,060	(309)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	(16,821)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	5,954
1.8115/3 month USD-LIBOR-BBA/Jan-30 (Purchased)	Jan-20/1.8115	2,574,500	(5,664)	953
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13	686,500	(9,697)	439
(2.7475)/3 month USD-LIBOR-BBA/Feb-30 (Purchased)	Feb-20/2.7475	4,128,600	(64)	4
2.7475/3 month USD-LIBOR-BBA/Feb-30 (Purchased)	Feb-20/2.7475	4,128,600	(339,654)	(11,065)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(14,838)
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	4,505,600	(60,600)	(18,788)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	4,505,600	(60,600)	(25,952)
(2.9425)/3 month USD-LIBOR-BBA/Feb-34 (Written)	Feb-24/2.9425	2,064,300	190,599	10,755
1.9915/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/1.9915	1,716,300	3,141	446
2.9425/3 month USD-LIBOR-BBA/Feb-34 (Written)	Feb-24/2.9425	2,064,300	34,033	(826)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	52,660
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(36,640)	6,773
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(22,854)	6,769
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	2,042,400	(2,492)	143
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	2,042,400	(290,082)	(9,211)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(25,430)	(14,592)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(41,122)	(16,010)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,166,600	(162,887)	(134,042)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	2,042,400	231,812	8,803

Putnam VT Mortgage Securities Fund 13

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/19 cont.
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	$2,042,400	$204	$102
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	2,042,400	78,796	(286)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	2,042,400	22,405	(470)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	10,372
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	5,603
(2.8025)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	1,376,200	(76,160)	2,642
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	3,468,500	(19,111)	(5,064)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(5,970)
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	3,468,500	(19,111)	(7,804)
2.8025/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	1,376,200	(283,485)	(17,932)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	(18,988)
(2.7875)/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	1,238,600	262,693	16,114
2.7875/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	1,238,600	85,457	(2,626)
UBS AG
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	951,100	(69,549)	485
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	951,100	(26,089)	476
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	2,021,100	16,157	1,718
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	2,021,100	60,039	(2,830)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	4,505
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	(4,740)
Unrealized appreciation				211,310
Unrealized (depreciation)				(448,841)
Total				$(237,531)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/19	Principal	Settlement
(proceeds receivable $7,101,289)	amount	date	Value
Uniform Mortgage-Backed Securities, 3.50%, 1/1/50	$2,000,000	1/14/20	$2,057,656
Uniform Mortgage-Backed Securities, 3.00%, 1/1/50	4,000,000	1/14/20	4,057,501
Uniform Mortgage-Backed Securities, 2.50%, 1/1/50	1,000,000	1/14/20	988,984
Total			$7,104,141

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$508,000	$138,846	$(17)	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	$139,854
				Quarterly
2,042,400	206,956	(29)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-	(227,273)
					BBA — Quarterly
1,127,400	116,508	(16)	3/4/29	3 month USD-LIBOR-BBA —	3.073% — Semiannually	126,085
				Quarterly
1,633,900	180,100	(36,070)	12/3/29	3 month USD-LIBOR-BBA —	3.096% — Semiannually	145,457
				Quarterly
6,127,200	3,186	(3,078)	1/22/20	3 month USD-LIBOR-BBA —	2.86% — Semiannually	53,901
				Quarterly
191,900	3,165 E	(1)	2/2/24	3 month USD-LIBOR-BBA —	2.5725% — Semiannually	3,164
				Quarterly
496,600	7,769 E	(3)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-	(7,772)
					BBA — Quarterly
294,100	20,401	(4)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-	(22,662)
					BBA — Quarterly
1,039,500	26,255 E	(210)	12/2/23	3 month USD-LIBOR-BBA —	2.536% — Semiannually	26,044
				Quarterly

14 Putnam VT Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$359,400	$5,910 E	$(61)	2/2/24	3 month USD-LIBOR-BBA —	2.57% — Semiannually	$5,849
				Quarterly
318,200	26,500 E	(5)	3/5/30	3 month USD-LIBOR-BBA —	2.806% — Semiannually	26,496
				Quarterly
835,800	57,305 E	(12)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-	(57,316)
					BBA — Quarterly
271,600	32,430 E	(9)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-	(32,440)
					BBA — Quarterly
825,700	40,814 E	(425)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-	(41,238)
					BBA — Quarterly
647,500	7,409 E	(4)	2/2/24	3 month USD-LIBOR-BBA —	2.3075% — Semiannually	7,406
				Quarterly
950,400	11,065 E	(5)	2/9/24	3 month USD-LIBOR-BBA —	2.32% — Semiannually	11,059
				Quarterly
1,115,200	20,301 E	(16)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-	(20,317)
					BBA — Quarterly
229,300	4,872 E	(5)	11/20/39	3 month USD-LIBOR-BBA —	2.55% — Semiannually	4,867
				Quarterly
705,700	15,772 E	(10)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(15,782)
					BBA — Quarterly
1,219,900	28,191 E	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-	(28,191)
					BBA — Quarterly
514,200	31,304 E	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-	(31,304)
					BBA — Quarterly
658,600	5,734 E	(7)	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	5,727
				Quarterly
55,100	2,099 E	(2)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	(2,101)
					BBA — Quarterly
129,800	1,767 E	(2)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-	(1,769)
					BBA — Quarterly
199,100	925 E	(3)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-	(928)
					BBA — Quarterly
18,000	455 E	(1)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-	(455)
					BBA — Quarterly
1,364,300	643 E	(8)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-	(650)
					BBA — Quarterly
210,100	1,720 E	(3)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-	(1,723)
					BBA — Quarterly
334,100	9,732 E	(11)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-	(9,744)
					BBA — Quarterly
561,600	26,928 E	(19)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-	26,908
					BBA — Quarterly
476,200	17,909 E	(7)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-	17,903
					BBA — Quarterly
419,900	47,159 E	(14)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-	47,144
					BBA — Quarterly
4,505,600	46,565	(36)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-	29,936
					BBA — Quarterly
4,505,600	39,884	(36)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-	46,777
					BBA — Quarterly
1,712,200	23,520	(7,128)	12/27/29	1.746% — Semiannually	3 month USD-LIBOR-	16,523
					BBA — Quarterly
6,860,000	2,881	(17)	11/29/20	Federal funds effective rate	Secured overnight	(3,240)
				US — Quarterly	funding rate — Quarterly
856,000	18,473	(11)	11/29/29	1.655% — Semiannually	3 month USD-LIBOR-	18,704
					BBA — Quarterly
458,800	9,624	(6)	12/31/29	1.6675% — Semiannually	3 month USD-LIBOR-	9,643
					BBA — Quarterly
517,000	10,852 E	(7)	1/6/30	1.668% — Semiannually	3 month USD-LIBOR-	10,845
					BBA — Quarterly

Putnam VT Mortgage Securities Fund 15

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$6,220,000	$2,426	$(15)	12/5/20	Federal funds effective rate	Secured overnight	$(2,699)
				US — Quarterly	funding rate — Quarterly
376,700	4,342	(5)	12/27/29	1.77% — Semiannually	3 month USD-LIBOR-	4,364
					BBA — Quarterly
65,127,500	62,718 E	(55,528)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-	7,190
					BBA — Quarterly
2,516,700	54,197 E	14,209	3/18/50	3 month USD-LIBOR-BBA —	2.00% — Semiannually	(39,989)
				Quarterly
11,999,600	166,566 E	91,042	3/18/30	3 month USD-LIBOR-BBA —	1.75% — Semiannually	(75,525)
				Quarterly
119,900	857 E	(2)	1/13/30	1.81875% — Semiannually	3 month USD-LIBOR-	855
					BBA — Quarterly
1,918,000	11,949	(25)	12/17/29	1.8252% — Semiannually	3 month USD-LIBOR-	12,080
					BBA — Quarterly
133,600	1,186 E	(2)	1/15/30	1.80% — Semiannually	3 month USD-LIBOR-	1,184
					BBA — Quarterly
6,955,900	49,846 E	18,480	3/18/25	3 month USD-LIBOR-BBA —	1.58% — Semiannually	(31,367)
				Quarterly
373,100	9,749 E	(2,060)	3/18/50	3 month USD-LIBOR-BBA —	1.98% — Semiannually	(11,810)
				Quarterly
805,600	12,662 E	(1,822)	3/18/30	1.73% — Semiannually	3 month USD-LIBOR-	10,841
					BBA — Quarterly
1,912,000	17,321	(25)	12/18/29	3 month USD-LIBOR-BBA —	1.7945% — Semiannually	(17,519)
				Quarterly
20,866,000	104,580 E	(59,943)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-	44,638
					BBA — Quarterly
206,000	1,120 E	(3)	12/21/30	3 month USD-LIBOR-BBA —	1.88% — Semiannually	(1,123)
				Quarterly
4,871,000	1,724	(18)	12/23/21	1.7025% — Semiannually	3 month USD-LIBOR-	(1,238)
					BBA — Quarterly
583,500	1,074	(8)	12/31/29	1.875% — Semiannually	3 month USD-LIBOR-	1,098
					BBA — Quarterly
274,600	467	(6)	12/31/29	1.8765% — Semiannually	3 month USD-LIBOR-	480
					BBA — Quarterly
Total		$(43,029)				$176,847

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$25,055	$24,748	$—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	$(35)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
18,688	18,459	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(26)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Barclays Bank PLC
205,289	205,531	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	455
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
31,037	31,074	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	69
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
145,496	145,560	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	246
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
6,062	6,065	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	10
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly

16 Putnam VT Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$3,798,633	$3,791,584	$—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	$(1,554)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
234,392	234,960	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	908
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
42,675	42,706	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	94
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
194,331	195,464	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(1,493)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
3,168,774	3,170,885	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(8,327)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
1,380	1,369	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	2
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
22,861	22,410	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(208)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
31,009	30,630	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	43
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
16,221	16,196	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(175)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
13,665	13,234	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(276)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
18,290	18,279	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	203
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
1,300	1,299	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	14
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
43,317	43,237	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(18)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
22,295	21,892	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	(186)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
10,257	10,151	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(2)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
2,949	2,925	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	5
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
46,186	45,667	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(24)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
21,459	21,196	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(30)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
14,097	13,961	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	17
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Mortgage Securities Fund 17

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$10,285	$10,186	$—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	$13
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
36,404	35,958	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	51
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
24,525	24,487	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(264)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
11,477	11,485	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(30)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
30,614	30,635	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(80)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
84,946	85,002	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(223)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
226,117	226,268	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(594)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
309,734	309,940	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(814)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
41,321	40,334	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	610
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
56,733	55,614	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(516)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
56,733	55,614	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(516)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
44,807	43,924	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(408)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
41,987	41,160	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(382)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
37,911	37,163	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(345)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
11,379	11,197	—	1/12/40	4.00% (1 month USD-	Synthetic TRS Index	(56)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
35,755	35,317	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	50
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
31,385	31,336	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(338)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
82,420	79,818	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,667)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
57,859	56,032	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,171)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
34,154	33,076	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(691)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly

18 Putnam VT Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$133	$129	$—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	$(3)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
40,003	39,980	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	445
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
36,501	36,480	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	406
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
35,371	35,351	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	393
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
28,160	28,144	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	313
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
7,976	7,971	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	89
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
35,018	34,589	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(49)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
2,948	2,912	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(4)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
31,359	31,310	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(338)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
22,295	21,892	—	1/12/44	(3.50%) 1 month USD-	Synthetic TRS Index	186
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
24,373	24,099	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(13)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
261,031	255,886	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	2,374
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		6,996
Upfront premium (paid)		—		Unrealized (depreciation)		(20,856)
Total		$—		Total		$(13,860)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	$(421)	$953,000	$14,772	5/11/63	200 bp —	$14,721
						Monthly
CMBX NA BB.6 Index	BB–/P	2,783	14,000	1,585	5/11/63	500 bp —	1,211
						Monthly
CMBX NA BB.7 Index	BB/P	1,666	12,000	461	1/17/47	500 bp —	1,217
						Monthly
CMBX NA BB.7 Index	BB/P	2,571	20,000	768	1/17/47	500 bp —	1,822
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	159	2,000	102	5/11/63	300 bp —	58
						Monthly

Putnam VT Mortgage Securities Fund 19

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.6 Index	BBB–/P	$266	$3,000	$153	5/11/63	300 bp —	$115
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,710	20,000	1,022	5/11/63	300 bp —	699
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,208	20,000	1,022	5/11/63	300 bp —	198
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,384	20,000	1,022	5/11/63	300 bp —	374
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,384	20,000	1,022	5/11/63	300 bp —	374
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,261	25,000	1,278	5/11/63	300 bp —	998
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,665	30,000	1,533	5/11/63	300 bp —	1,150
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,427	38,000	1,942	5/11/63	300 bp —	1,507
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,834	41,000	2,095	5/11/63	300 bp —	1,763
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,614	65,000	3,322	5/11/63	300 bp —	3,331
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,673	75,000	3,833	5/11/63	300 bp —	3,885
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,923	76,000	3,884	5/11/63	300 bp —	3,084
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,086	78,000	3,986	5/11/63	300 bp —	3,146
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	8,270	85,000	4,344	5/11/63	300 bp —	3,976
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	8,228	96,000	4,906	5/11/63	300 bp —	3,378
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	10,672	126,000	6,439	5/11/63	300 bp —	4,307
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	17,274	173,000	8,840	5/11/63	300 bp —	8,535
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	16,418	180,000	9,198	5/11/63	300 bp —	7,325
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	16,737	183,000	9,351	5/11/63	300 bp —	7,492
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,001	243,000	12,417	5/11/63	300 bp —	9,725
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,985	252,000	12,877	5/11/63	300 bp —	10,255
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	27,781	328,000	16,761	5/11/63	300 bp —	11,212
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	70,404	703,000	35,923	5/11/63	300 bp —	34,891
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	235,761	2,490,000	127,239	5/11/63	300 bp —	109,975
						Monthly
Credit Suisse International
CMBX NA BB.7 Index	BB/P	2,541	19,000	730	1/17/47	500 bp —	1,830
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	300,774	3,201,000	163,571	5/11/63	300 bp —	139,070
						Monthly
Deutsche Bank AG
CMBX NA BBB–.6 Index	BBB–/P	53,946	506,000	25,857	5/11/63	300 bp —	28,385
						Monthly

20 Putnam VT Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International
CMBX NA A.6 Index	A/P	$(208)	$109,000	$1,690	5/11/63	200 bp —	$1,524
						Monthly
CMBX NA A.7 Index	A-/P	(54)	37,000	1,073	1/17/47	200 bp —	1,033
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	142	1,000	51	5/11/63	300 bp —	92
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,140	22,000	1,124	5/11/63	300 bp —	16
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	9,181	79,000	4,037	5/11/63	300 bp —	5,190
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	24,037	208,000	10,629	5/11/63	300 bp —	13,530
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	41,260	411,000	21,002	5/11/63	300 bp —	20,498
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	50,168	470,000	24,017	5/11/63	300 bp —	26,425
						Monthly
JPMorgan Securities LLC
CMBX NA BB.10 Index	BB–/P	2,006	25,000	1,465	5/11/63	500 bp —	565
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	299	3,000	153	5/11/63	300 bp —	148
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	505	8,000	409	5/11/63	300 bp —	101
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,198	12,000	613	5/11/63	300 bp —	591
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,246	14,000	715	5/11/63	300 bp —	538
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,414	24,000	1,226	5/11/63	300 bp —	1,202
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,175	35,000	1,789	5/11/63	300 bp —	407
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,442	45,000	2,300	5/11/63	300 bp —	2,168
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,923	76,000	3,884	5/11/63	300 bp —	3,084
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,983	83,000	4,241	5/11/63	300 bp —	3,790
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	76,069	575,000	29,383	5/11/63	300 bp —	47,022
						Monthly
Merrill Lynch International
CMBX NA BB.6 Index	BB–/P	4,683	23,000	2,604	5/11/63	500 bp —	2,102
						Monthly
CMBX NA BB.7 Index	BB/P	1,452	12,000	461	1/17/47	500 bp —	1,003
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,754	23,000	1,175	5/11/63	300 bp —	592
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,438	38,000	1,942	5/11/63	300 bp —	1,518
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	84,380	945,000	48,290	5/11/63	300 bp —	36,641
						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	A/P	1,267	466,000	7,223	5/11/63	200 bp —	8,671
						Monthly
CMBX NA A.6 Index	A/P	—	452,000	7,006	5/11/63	200 bp —	7,182
						Monthly
CMBX NA A.6 Index	A/P	3,560	325,000	5,038	5/11/63	200 bp —	8,724
						Monthly

Putnam VT Mortgage Securities Fund 21

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA A.6 Index	A/P	$2,940	$261,000	$4,046	5/11/63	200 bp —	$7,087
						Monthly
CMBX NA A.6 Index	A/P	3,457	250,000	3,875	5/11/63	200 bp —	7,429
						Monthly
CMBX NA A.6 Index	A/P	1,939	191,000	2,961	5/11/63	200 bp —	4,974
						Monthly
CMBX NA A.6 Index	A/P	1,277	156,000	2,418	5/11/63	200 bp —	3,755
						Monthly
CMBX NA A.6 Index	A/P	714	76,000	1,178	5/11/63	200 bp —	1,921
						Monthly
CMBX NA A.7 Index	A-/P	656	135,000	3,915	1/17/47	200 bp —	4,623
						Monthly
CMBX NA A.7 Index	A-/P	(5)	11,000	319	1/17/47	200 bp —	318
						Monthly
CMBX NA A.7 Index	A-/P	(2)	2,000	58	1/17/47	200 bp —	57
						Monthly
CMBX NA BB.6 Index	BB–/P	1,468	7,000	792	5/11/63	500 bp —	682
						Monthly
CMBX NA BB.6 Index	BB–/P	10,122	56,000	6,339	5/11/63	500 bp —	3,837
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	169	2,000	102	5/11/63	300 bp —	68
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	821	7,000	358	5/11/63	300 bp —	468
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,039	8,000	409	5/11/63	300 bp —	635
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	529	9,000	460	5/11/63	300 bp —	74
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	816	13,000	664	5/11/63	300 bp —	159
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,007	14,000	715	5/11/63	300 bp —	1,299
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,301	17,000	869	5/11/63	300 bp —	442
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,678	30,000	1,533	5/11/63	300 bp —	1,163
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,987	35,000	1,789	5/11/63	300 bp —	2,219
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,238	36,000	1,840	5/11/63	300 bp —	2,419
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,560	43,000	2,197	5/11/63	300 bp —	2,388
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,441	44,000	2,248	5/11/63	300 bp —	4,218
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,984	45,000	2,300	5/11/63	300 bp —	4,711
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	8,118	54,000	2,759	5/11/63	300 bp —	5,390
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,536	57,000	2,913	5/11/63	300 bp —	3,656
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,344	62,000	3,168	5/11/63	300 bp —	4,212
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	10,094	76,000	3,884	5/11/63	300 bp —	6,255
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,268	88,000	4,497	5/11/63	300 bp —	6,822
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	9,983	93,000	4,752	5/11/63	300 bp —	5,284
						Monthly

22 Putnam VT Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$8,770	$94,000	$4,803	5/11/63	300 bp —	$4,021
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	8,273	98,000	5,008	5/11/63	300 bp —	3,322
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	17,385	124,000	6,336	5/11/63	300 bp —	11,120
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	15,926	130,000	6,643	5/11/63	300 bp —	9,359
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	20,536	135,000	6,899	5/11/63	300 bp —	13,716
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	12,750	139,000	7,103	5/11/63	300 bp —	5,728
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,748	211,000	10,782	5/11/63	300 bp —	12,089
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	23,830	223,000	11,395	5/11/63	300 bp —	12,565
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	34,739	282,000	14,410	5/11/63	300 bp —	20,493
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	17,791	289,000	14,768	5/11/63	300 bp —	3,192
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	41,278	390,000	19,929	5/11/63	300 bp —	21,576
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	48,077	419,000	21,411	5/11/63	300 bp —	26,911
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	50,008	470,000	24,017	5/11/63	300 bp —	26,265
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	49,475	470,000	24,017	5/11/63	300 bp —	25,732
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	64,868	610,000	31,171	5/11/63	300 bp —	34,053
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	224,418	1,852,000	94,637	5/11/63	300 bp —	130,861
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	310,210	2,560,000	130,816	5/11/63	300 bp —	180,888
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	40,697	598,000	2,751	1/17/47	300 bp —	43,797
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	74	1,000	5	1/17/47	300 bp —	80
						Monthly
Upfront premium received		2,322,467	Unrealized appreciation				1,286,699
Upfront premium (paid)		(690)	Unrealized (depreciation)				—
Total		$2,321,777	Total				$1,286,699

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2019. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(1,252)	$12,000	$703	11/17/59	(500 bp) — Monthly	$(561)
CMBX NA BB.10 Index	(987)	9,000	527	11/17/59	(500 bp) — Monthly	(468)
CMBX NA BB.11 Index	(3,610)	50,000	2,690	11/18/54	(500 bp) — Monthly	(969)
CMBX NA BB.11 Index	(4,535)	35,000	1,883	11/18/54	(500 bp) — Monthly	(2,686)
CMBX NA BB.11 Index	(1,031)	15,000	807	11/18/54	(500 bp) — Monthly	(239)

Putnam VT Mortgage Securities Fund 23

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.11 Index	$(1,131)	$12,000	$646	11/18/54	(500 bp) — Monthly	$(497)
CMBX NA BB.6 Index	(460)	4,000	453	5/11/63	(500 bp) — Monthly	(11)
CMBX NA BB.7 Index	(36,698)	288,000	11,059	1/17/47	(500 bp) — Monthly	(25,919)
CMBX NA BB.8 Index	(2,980)	24,000	2,741	10/17/57	(500 bp) — Monthly	(262)
CMBX NA BB.9 Index	(10,425)	101,000	4,202	9/17/58	(500 bp) — Monthly	(6,322)
CMBX NA BB.9 Index	(2,903)	45,000	1,872	9/17/58	(500 bp) — Monthly	(1,075)
CMBX NA BB.9 Index	(1,613)	25,000	1,040	9/17/58	(500 bp) — Monthly	(597)
CMBX NA BBB–.7 Index	(2,324)	56,000	258	1/17/47	(300 bp) — Monthly	(2,615)
Credit Suisse International
CMBX NA BB.10 Index	(3,202)	24,000	1,406	11/17/59	(500 bp) — Monthly	(1,819)
CMBX NA BB.10 Index	(2,854)	24,000	1,406	11/17/59	(500 bp) — Monthly	(1,471)
CMBX NA BB.10 Index	(1,616)	13,000	762	11/17/59	(500 bp) — Monthly	(867)
CMBX NA BB.9 Index	(3,408)	34,000	1,414	9/17/58	(500 bp) — Monthly	(2,027)
Goldman Sachs International
CMBX NA BB.9 Index	(15,334)	96,000	3,994	9/17/58	(500 bp) — Monthly	(11,434)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(2,795)	41,000	2,206	11/18/54	(500 bp) — Monthly	(629)
CMBX NA BB.11 Index	(1,841)	27,000	1,453	11/18/54	(500 bp) — Monthly	(414)
CMBX NA BB.12 Index	(2,280)	25,000	1,448	8/17/61	(500 bp) — Monthly	(857)
CMBX NA BB.7 Index	(1,519)	12,000	461	1/17/47	(500 bp) — Monthly	(1,069)
CMBX NA BB.9 Index	(22,504)	159,000	6,614	9/17/58	(500 bp) — Monthly	(16,044)
CMBX NA BB.9 Index	(17,795)	126,000	5,242	9/17/58	(500 bp) — Monthly	(12,676)
CMBX NA BB.9 Index	(4,293)	28,000	1,165	9/17/58	(500 bp) — Monthly	(3,155)
CMBX NA BB.9 Index	(1,153)	20,000	832	9/17/58	(500 bp) — Monthly	(341)
CMBX NA BB.9 Index	(847)	20,000	832	9/17/58	(500 bp) — Monthly	(35)
CMBX NA BBB–.7 Index	(2,178)	60,000	276	1/17/47	(300 bp) — Monthly	(2,489)
CMBX NA BBB–.7 Index	(3,832)	81,000	373	1/17/47	(300 bp) — Monthly	(4,251)
CMBX NA BBB–.7 Index	(5,730)	151,000	695	1/17/47	(300 bp) — Monthly	(6,512)
Merrill Lynch International
CMBX NA BB.10 Index	(1,426)	12,000	703	11/17/59	(500 bp) — Monthly	(735)
CMBX NA BB.10 Index	(1,265)	12,000	703	11/17/59	(500 bp) — Monthly	(573)
CMBX NA BB.9 Index	(1,990)	930,000	38,688	9/17/58	(500 bp) — Monthly	35,794
CMBX NA BB.9 Index	(979)	23,000	957	9/17/58	(500 bp) — Monthly	(45)
CMBX NA BB.9 Index	(1,043)	21,000	874	9/17/58	(500 bp) — Monthly	(189)
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(1,259)	12,000	703	11/17/59	(500 bp) — Monthly	(567)
CMBX NA BB.11 Index	(2,382)	25,000	1,345	11/18/54	(500 bp) — Monthly	(1,062)
CMBX NA BB.12 Index	(1,215)	17,000	984	8/17/61	(500 bp) — Monthly	(248)
CMBX NA BB.12 Index	(803)	11,000	637	8/17/61	(500 bp) — Monthly	(177)
CMBX NA BB.12 Index	(408)	5,000	290	9/17/58	(500 bp) — Monthly	(124)
CMBX NA BB.7 Index	(781)	15,000	576	1/17/47	(500 bp) — Monthly	(220)
CMBX NA BB.9 Index	(31,748)	204,000	8,486	9/17/58	(500 bp) — Monthly	(23,460)
CMBX NA BB.9 Index	(24,315)	179,000	7,446	9/17/58	(500 bp) — Monthly	(17,043)
CMBX NA BB.9 Index	(23,827)	179,000	7,446	9/17/58	(500 bp) — Monthly	(16,554)
CMBX NA BB.9 Index	(26,620)	177,000	7,363	9/17/58	(500 bp) — Monthly	(19,428)
CMBX NA BB.9 Index	(22,969)	168,000	6,989	9/17/58	(500 bp) — Monthly	(16,144)
CMBX NA BB.9 Index	(23,840)	158,000	6,573	9/17/58	(500 bp) — Monthly	(17,420)
CMBX NA BB.9 Index	(20,169)	140,000	5,824	9/17/58	(500 bp) — Monthly	(14,481)
CMBX NA BB.9 Index	(12,260)	81,000	3,370	9/17/58	(500 bp) — Monthly	(8,970)
CMBX NA BB.9 Index	(12,260)	81,000	3,370	9/17/58	(500 bp) — Monthly	(8,970)
CMBX NA BB.9 Index	(5,109)	68,000	2,829	9/17/58	(500 bp) — Monthly	(2,346)
CMBX NA BB.9 Index	(2,462)	28,000	1,165	9/17/58	(500 bp) — Monthly	(1,324)
CMBX NA BB.9 Index	(2,309)	27,000	1,123	9/17/58	(500 bp) — Monthly	(1,212)
CMBX NA BB.9 Index	(1,415)	23,000	957	9/17/58	(500 bp) — Monthly	(480)

24 Putnam VT Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(1,398)	$23,000	$957	9/17/58	(500 bp) — Monthly	$(464)
CMBX NA BB.9 Index	(1,169)	19,000	790	9/17/58	(500 bp) — Monthly	(398)
CMBX NA BB.9 Index	(892)	18,000	749	9/17/58	(500 bp) — Monthly	(161)
CMBX NA BB.9 Index	(972)	18,000	749	9/17/58	(500 bp) — Monthly	(241)
CMBX NA BBB–.7 Index	(4,064)	64,000	294	1/17/47	(300 bp) — Monthly	(4,390)
Upfront premium received	—		Unrealized appreciation			35,794
Upfront premium (paid)	(394,479)		Unrealized (depreciation)			(265,737)
Total	$(394,479)		Total			$(229,943)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,314,333	$—
Mortgage-backed securities	—	38,935,169	—
Purchased options outstanding	—	101,155	—
Purchased swap options outstanding	—	1,639,083	—
U.S. government and agency mortgage obligations	—	38,758,020	—
U.S. treasury obligations	—	246,173	—
Repurchase agreements	—	9,717,000	—
Short-term investments	—	2,596,673	—
Totals by level	$—	$93,307,606	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(7,476)	$—	$—
Written options outstanding	—	(68,882)	—
Written swap options outstanding	—	(1,427,316)	—
Forward premium swap option contracts	—	(237,531)	—
TBA sale commitments	—	(7,104,141)	—
Interest rate swap contracts	—	219,876	—
Total return swap contracts	—	(13,860)	—
Credit default contracts	—	(870,542)	—
Totals by level	$(7,476)	$(9,502,396)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund 25

Statement of assets and liabilities
12/31/19

Assets
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $83,266,369)	$83,590,606
Repurchase agreement (identified cost $9,717,000) (Note 1)	9,717,000
Interest and other receivables	442,065
Receivable for shares of the fund sold	4,948
Receivable for investments sold	136,026
Receivable for sales of TBA securities (Note 1)	2,058,973
Receivable from Manager (Note 2)	13,038
Receivable for variation margin on futures contracts (Note 1)	747
Unrealized appreciation on forward premium swap option contracts (Note 1)	211,310
Unrealized appreciation on OTC swap contracts (Note 1)	1,329,489
Premium paid on OTC swap contracts (Note 1)	395,169
Total assets	97,899,371

Liabilities
Payable to custodian	4,223
Payable for investments purchased	119,490
Payable for purchases of TBA securities (Note 1)	26,757,380
Payable for shares of the fund repurchased	9,178
Payable for custodian fees (Note 2)	67,102
Payable for investor servicing fees (Note 2)	6,800
Payable for Trustee compensation and expenses (Note 2)	60,282
Payable for administrative services (Note 2)	560
Payable for distribution fees (Note 2)	5,723
Payable for variation margin on futures contracts (Note 1)	2,313
Unrealized depreciation on OTC swap contracts (Note 1)	286,593
Premium received on OTC swap contracts (Note 1)	2,322,467
Unrealized depreciation on forward premium swap option contracts (Note 1)	448,841
Written options outstanding, at value (premiums $1,597,098) (Note 1)	1,496,198
TBA sale commitments, at value (proceeds receivable $7,101,289) (Note 1)	7,104,141
Collateral on certain derivative contracts, at value (Notes 1 and 8)	352,566
Other accrued expenses	68,673
Total liabilities	39,112,530

Net assets	$58,786,841

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$70,438,957
Total distributable earnings (Note 1)	(11,652,116)
Total — Representing net assets applicable to capital shares outstanding	$58,786,841

Computation of net asset value Class IA
Net assets	$31,821,912
Number of shares outstanding	3,125,393
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.18

Computation of net asset value Class IB
Net assets	$26,964,929
Number of shares outstanding	2,655,110
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.16

The accompanying notes are an integral part of these financial statements.

26 Putnam VT Mortgage Securities Fund

Statement of operations
Year ended 12/31/19

Investment income
Interest	$2,358,876
Total investment income	2,358,876

Expenses
Compensation of Manager (Note 2)	219,668
Investor servicing fees (Note 2)	39,462
Custodian fees (Note 2)	53,987
Trustee compensation and expenses (Note 2)	874
Distribution fees (Note 2)	62,259
Administrative services (Note 2)	1,632
Auditing and tax fees	60,208
Other	30,115
Fees waived and reimbursed by Manager (Note 2)	(123,434)
Total expenses	344,771

Expense reduction (Note 2)	(984)
Net expenses	343,787

Net investment income	2,015,089

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	1,266,264
Futures contracts (Note 1)	12,784
Swap contracts (Note 1)	371,132
Written options (Note 1)	566,850
Total net realized gain	2,217,030
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(114,184)
Futures contracts	(6,486)
Swap contracts	2,416,330
Written options	462,295
Total change in net unrealized appreciation	2,757,955

Net gain on investments	4,974,985

Net increase in net assets resulting from operations	$6,990,074

The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund 27

Statement of changes in net assets
	Year ended	Year ended
	12/31/19	12/31/18
Increase (decrease) in net assets
Operations:
Net investment income	$2,015,089	$2,183,409
Net realized gain (loss) on investments	2,217,030	(829,830)
Change in net unrealized appreciation (depreciation) of investments	2,757,955	(1,823,084)
Net increase (decrease) in net assets resulting from operations	6,990,074	(469,505)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(785,112)	(1,036,991)
Class IB	(529,481)	(731,746)
Decrease from capital share transactions (Note 4)	(1,370,316)	(6,656,496)
Total increase (decrease) in net assets	4,305,165	(8,894,738)
Net assets:
Beginning of year	54,481,676	63,376,414
End of year	$58,786,841	$54,481,676

The accompanying notes are an integral part of these financial statements.

28 Putnam VT Mortgage Securities Fund

Financial highlights (For a common share outstanding throughout the period)
					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/19	$9.21	.36	.85	1.21	(.24)	(.24)	$10.18	13.36	$31,822	.50 [f]	3.68 [f]	1,171
12/31/18	9.55	.35	(.41)	(.06)	(.28)	(.28)	9.21	(.62)	31,249	.56 [f]	3.80 [f]	1,142
12/31/17	9.59	.27	(.06)	.21	(.25)	(.25)	9.55	2.27	35,852.66		2.85	1,188
12/31/16	9.76	.24	(.20)	.04	(.21)	(.21)	9.59	.36	40,362	.64 [g]	2.43[g]	1,028
12/31/15	10.02	.19	(.22)	(.03)	(.23)	(.23)	9.76	(.33)	44,229.62		1.92	905
Class IB
12/31/19	$9.18	.33	.86	1.19	(.21)	(.21)	$10.16	13.20	$26,965	.75 [f]	3.44[f]	1,171
12/31/18	9.52	.33	(.41)	(.08)	(.26)	(.26)	9.18	(.90)	23,232	.81[f]	3.54 [f]	1,142
12/31/17	9.56	.25	(.07)	.18	(.22)	(.22)	9.52	1.96	27,524.91		2.60	1,188
12/31/16	9.72	.21	(.19)	.02	(.18)	(.18)	9.56	.20	33,301	.89 [g]	2.18 [g]	1,028
12/31/15	9.99	.16	(.22)	(.06)	(.21)	(.21)	9.72	(.65)	35,862.87		1.67	905

Before April 30, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect the following reductions as a percentage of average net assets.

% of average net assets
December 31, 2019	0.22%
December 31, 2018	0.25

g Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund 29

Notes to financial statements 12/31/19

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2019 through December 31, 2019.

Putnam VT Mortgage Securities Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities.

The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While the fund’s emphasis will be on mortgage-backed securities, it may also invest to a lesser extent in other types of asset-backed securities.

Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund typically uses to a significant extent derivatives, including interest rate swaps, swaptions, forward delivery contracts, total return swaps, and options on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $9,912,207 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price,

30 Putnam VT Mortgage Securities Fund

including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the coun-terparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.

Putnam VT Mortgage Securities Fund 31

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from coun-terparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,169,460 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,236,808 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax

32 Putnam VT Mortgage Securities Fund

benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2019, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$14,297,731	$500,390	$14,798,121

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from income on swap contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $670,204 to increase undistributed net investment income and $670,204 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$2,660,374
Unrealized depreciation	(4,198,429)
Net unrealized depreciation	(1,538,055)
Undistributed ordinary income	4,684,060
Capital loss carryforward	(14,798,121)
Cost for federal income tax purposes	$85,335,789

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 34.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.390% of the fund’s average net assets.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through April 30, 2021, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.50% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $89,990 as a result of this limit.

Putnam Management has also contractually agreed, through April 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $33,444 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$22,163
Class IB	17,299
Total	$39,462

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $984 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $39, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited

Putnam VT Mortgage Securities Fund 33

Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments
(Long-term)	$918,388,353	$926,464,833
U.S. government securities
(Long-term)	—	—
Total	$918,388,353	$926,464,833

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/19		Year ended 12/31/18		Year ended 12/31/19		Year ended 12/31/18
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	94,432	$913,300	157,614	$1,470,417	606,756	$5,914,288	329,770	$3,053,013
Shares issued in connection with
reinvestment of distributions	84,330	785,112	112,472	1,036,991	56,933	529,481	79,365	731,746
	178,762	1,698,412	270,086	2,507,408	663,689	6,443,769	409,135	3,784,759
Shares repurchased	(446,132)	(4,310,787)	(631,370)	(5,849,650)	(537,961)	(5,201,710)	(770,598)	(7,099,013)
Net increase (decrease)	(267,370)	$(2,612,375)	(361,284)	$(3,342,242)	125,728	$1,242,059	(361,463)	$(3,314,254)

Note 5 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 6 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$50,200,000
Purchased swap option contracts (contract amount)	$136,200,000
Written TBA commitment option contracts (contract amount)	$53,800,000
Written swap option contracts (contract amount)	$96,900,000
Futures contracts (number of contracts)	70
Centrally cleared interest rate swap contracts (notional)	$139,900,000
OTC total return swap contracts (notional)	$10,700,000
Centrally cleared total return swap contracts (notional)	$750,000
OTC credit default contracts (notional)	$29,900,000

34 Putnam VT Mortgage Securities Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$226,670	Payables	$1,097,212
Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	2,991,634*	depreciation	2,786,585*
Total		$3,218,304		$3,883,797

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$585,586	$585,586
Interest rate contracts	558,991	12,784	(214,454)	$357,321
Total	$558,991	$12,784	$371,132	$942,907

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$2,049,081	$2,049,081
Interest rate contracts	(267,285)	(6,486)	367,249	$93,478
Total	$(267,285)	$(6,486)	$2,416,330	$2,142,559

Note 7 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

Putnam VT Mortgage Securities Fund 35

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N. A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto - Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
OTC Total return
swap contracts*#	—	2,044	—	—	—	86	—	2,306	—	—	2,560	—	—	—	—	—	6,996
OTC Credit default contracts —
protection sold*#	—	—	—	—	15,142	—	—	2,819	—	—	—	—	42,044	—	—	—	60,005
OTC Credit default contracts —
protection purchased*#	—	—	—	—	28,019	4,896	—	3,900	—	—	19,807	40,955	69,088	—	—	—	166,665
Futures contracts§	—	—	—	—	—	—	—	—	—	—	747	—	—	—	—	—	747
Forward premium swap
option contracts #	53,339	—	—	22,255	—	—	—	18,551	—	75,250	—	—	34,731	—	2,679	4,505	211,310
Purchased swap options**#	296,880	—	—	43,821	—	—	—	19,926	—	—	—	—	1,247,652	1,557	29,247	—	1,639,083
Purchased options**#	—	—	—	—	—	—	—	—	—	101,155	—	—	—	—	—	—	101,155
Repurchase agreements**	—	—	—	—	—	—	—	—	9,717,000	—	—	—	—	—	—	—	9,717,000
Total Assets	$350,219	$2,044	$—	$66,076	$43,161	$4,982	$—	$47,502	$9,717,000	$176,405	$23,114	$40,955	$1,393,515	$1,557	$31,926	$4,505	$11,902,961
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Total return
swap contracts*#	61	12,033	—	18	—	506	—	7,834	—	391	13	—	—	—	—	—	20,856
OTC Credit default contracts —
protection sold*#	—	—	—	—	274,142	162,415	25,561	60,177	—	—	45,644	53,851	473,293	—	—	—	1,095,083
OTC Credit default contracts —
protection purchased*#	—	—	—	—	291	—	—	—	—	—	1,512	—	326	—	—	—	2,129
Futures contracts§	—	—	—	—	—	—	—	—	—	—	2,313	—	—	—	—	—	2,313
Forward premium swap
option contracts #	58,591	—	—	78,216	—	—	—	71,469	—	174,611	—	—	58,384	—	2,830	4,740	448,841
Written swap options #	—	—	—	96,881	—	—	—	20,670	—	—	—	—	1,208,463	10,372	90,930	—	1,427,316
Written options #	—	—	—	—	—	—	—	—	—	68,882	—	—	—	—	—	—	68,882
Total Liabilities	$58,652	$12,033	$—	$175,115	$274,433	$162,921	$25,561	$160,150	$—	$243,884	$49,482	$53,851	$1,740,466	$10,372	$93,760	$4,740	$3,065,420
Total Financial and Derivative
Net Assets	$291,567	$(9,989)	$—	$(109,039)	$(231,272)	$(157,939)	$(25,561)	$(112,648)	$9,717,000	$(67,479)	$(26,368)	$(12,896)	$(346,951)	$(8,815)	$(61,834)	$(235)	$8,837,541
Total collateral received
(pledged)†##	$291,567	$—	$—	$(109,039)	$(231,272)	$(157,939)	$—	$(110,474)	$9,717,000	$(67,479)	$(26,368)	$—	$(346,951)	$—	$—	$—
Net amount	$—	$(9,989)	$—	$—	$—	$—	$(25,561)	$(2,174)	$—	$—	$—	$(12,896)	$—	$(8,815)	$(61,834)	$(235)
Controlled collateral received
(including TBA commitments)**	$352,566	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$352,566
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$9,912,207	$—	$—	$—	$—	$—	$—	$—	$9,912,207
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(111,365)	$(303,170)	$(230,724)	$—	$(110,474)	$—	$(72,474)	$(34,843)	$—	$(373,758)	$—	$—	$—	$(1,236,808)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $26,879 and $1,135,367, respectively.

36 Putnam VT Mortgage Securities Fund

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*	Director of the Rohatyn Group, an emerging-market fund complex that manages money for institutions; a director and Treasurer of the Sun Valley Writers Conference, a literary not-for-profit organization; trustee of the New York Society Library; and a trustee of the Journal of Philosophy.	
Ravi Akhoury Born 1947 Trustee since 2009	Private investor	Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.	
Barbara M. Baumann Born 1955 Trustee since 2010	President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.	Director of Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage and distribution of petroleum products; director of Devon Energy Corporation, an independent natural gas and oil exploration and production company; Chair of the Board of Trustees of Mount Holyoke College; member of the Finance Committee of the Children's Hospital of Colorado; Treasurer and Chair of the Finance Committee of the Board of The Denver Foundation; Senior Advisor for First Reserve, an energy private equity firm; previously a director of UNS Energy Corporation, a publicly held electric and gas utility in Arizona; and previously a director of SM Energy Corporation, a publicly held U.S. exploration and production company.	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.	Director of Yale-NUS College; Alumni Fellow to the Yale Corporation; and Trustee of Yale University.	
Paul L. Joskow Born 1947 Trustee since 1997	The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.	Trustee of Yale University; a Director of Exelon Corporation, an energy company focused on power services; and a Member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, and Chair since 2018	Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston.	Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic market place for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.	
Robert E. Patterson Born 1945 Trustee since 1984	Until 2017, Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate, and Chairman or Co-Chairman of the Investment Committees for various Cabot Funds. Formerly, a Senior Advisor to these entities.	None	
George Putnam, III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.	Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

38 Putnam VT Mortgage Securities Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2019, there were 91 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Michael J. Higgins (Born 1976)	Denere P. Poulack (Born 1968)
Vice President and Chief Legal Officer	Vice President, Treasurer, and Clerk	Assistant Vice President, Assistant Clerk, and
Since 2011	Since 2010	Assistant Treasurer
General Counsel, Putnam Investments, Putnam		Since 2004
Management, and Putnam Retail Management	Jonathan S. Horwitz (Born 1955)
	Executive Vice President, Principal Executive	Janet C. Smith (Born 1965)
James F. Clark (Born 1974)	Officer, and Compliance Liaison	Vice President, Principal Financial Officer,
Vice President and Chief Compliance Officer	Since 2004	Principal Accounting Officer, and Assistant
Since 2016		Treasurer
Chief Compliance Officer and Chief Risk Officer,	Richard T. Kircher (Born 1962)	Since 2007
Putnam Investments and Chief Compliance	Vice President and BSA Compliance Officer	Head of Fund Administration Services, Putnam
Officer, Putnam Management	Since 2019	Investments and Putnam Management
Assistant Director, Operational Compliance,
Nancy E. Florek (Born 1957)	Putnam Investments and Putnam	Mark C. Trenchard (Born 1962)
Vice President, Director of Proxy Voting and	Retail Management	Vice President
Corporate Governance, Assistant Clerk, and		Since 2002
Assistant Treasurer	Susan G. Malloy (Born 1957)	Director of Operational Compliance,Putnam
Since 2000	Vice President and Assistant Treasurer	Investments and Putnam Retail Management
Since 2007
Head of Accounting and Middle Office Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

Putnam VT Mortgage Securities Fund 39

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40 Putnam VT Mortgage Securities Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
Marketing Services	Legal Counsel	Robert L. Reynolds
Putnam Retail Management	Ropes & Gray LLP	Manoj P. Singh
100 Federal Street
Boston, MA 02110	Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Mortgage Securities Fund 41

This report has been prepared for the shareholders	TR500
of Putnam VT Mortgage Securities Fund.	VTAN027 319817 2/20

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In October 2019, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Employee notification to the Code of Ethics Officer before acting as a public official for any government entity (ii) Clarifying changes to the Insider Trading provisions and to the rules for trading in securities issued by Great-West Lifeco.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2019	$54,434	$ —	$5,767	$ —
December 31, 2018	$47,463	$200*	$7,321	$ —

*	Fees billed to the fund for services relating to a review of certain trading activity that was the subject of a settlement between Putnam Investment Management, LLC and the Securities and Exchange Commission.

For the fiscal years ended December 31, 2019 and December 31, 2018, the fund's independent auditor billed aggregate non-audit fees in the amounts of $163,442 and $624,002 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2019	$ —	$157,675	$ —	$ —
December 31, 2018	$ —	$616,482	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 28, 2020